Securities (Tables)	12 Months Ended
Dec. 31, 2024
Securities [Abstract]
Summary of securities	Composition of securities net of expected credit losses:

	12/31/2024	12/31/2023
Fair value through other comprehensive income - FVOCI
Financial treasury bills (LFT)	10,637,587	9,212,930
Securities issued abroad	3,830,102	—
National treasury notes (NTN)	3,731,416	3,931,671
National treasury bills (LTN)	1,814,818	415,471
Commercial promissory notes	593,027	214,157
Investment fund shares	158,714	—
Certificates of agricultural receivables	63,141	22,817
Certificates of real estate receivables	49,853	104,270
Debentures	33,880	330,705
Subtotal	20,912,538	14,232,021

Amortized cost
National treasury notes (NTN)	671,839	665,413
Financial treasury bills (LFT)	517,650	—
Rural product bill	423,690	459,298
Debentures	—	32,780
Subtotal	1,613,179	1,157,491

Fair value through profit or loss - FVTPL
Financial treasury bills (LFT)	451,424	420,336
Investment fund shares	293,216	358,332
Certificates of real estate receivables	227,337	182,319
Debentures	125,192	281,566
Bank deposit certificates	101,043	55,597
Certificates of agricultural receivables	83,368	64,371
Agribusiness credit bills (LCA)	36,709	10,684
Commercial promissory notes	25,069	2,659
Federal Public Title	15,987	—
National treasury notes (NTN)	12,973	27,576
Real estate credit bills (LCI)	1,516	1,352
National Treasury Financial Bills (LTN)	—	73,808
Subtotal	1,373,834	1,478,600

Total	23,899,551	16,868,112
As of December 31, 2024, the expected credit losses of securities was R$ (25,085) (December 31, 2023: R$ (33,701)).

Summary of carrying amount of securities by maturity

	12/31/2024
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Book value
Fair value through other comprehensive income - FVOCI	906,003	3,694,441	2,912,511	8,559,626	4,839,957	20,912,538
Financial treasury bills (LFT)	—	—	1,031,372	7,612,413	1,993,802	10,637,587
Securities issued abroad	431,417	3,398,685	—	—	—	3,830,102
National treasury notes (NTN)	—	168,034	1,005,067	404,732	2,153,583	3,731,416
National treasury bills (LTN)	451,864	—	744,217	343,973	274,764	1,814,818
Commercial promissory notes	—	122,555	100,993	117,240	252,239	593,027
Investment fund shares	—	—	7,251	31,049	120,414	158,714
Certificates of agricultural receivables	10,298	—	23,476	29,367	—	63,141
Certificates of real estate receivables	11,320	—	—	6,075	32,458	49,853
Debentures	1,104	5,167	135	14,777	12,697	33,880

Amortized cost	—	159,232	719,935	62,173	671,839	1,613,179
National treasury notes (NTN)	—	—	—	—	671,839	671,839
National treasury bills (LTN)	—	—	469,309	48,341	—	517,650
Rural product bill	—	159,232	250,626	13,832	—	423,690

Fair value through profit or loss - FVTPL	362,169	257,234	314,459	124,766	315,206	1,373,834
Financial treasury bills (LFT)	21,622	219,135	194,586	10,977	5,104	451,424
Investment fund shares	288,707	—	4,509	—	—	293,216
Certificates of real estate receivables	154	35	10,906	36,137	180,105	227,337
Debentures	27,854	168	9,176	11,604	76,390	125,192
Bank deposit certificates	23,002	7,759	68,489	412	1,381	101,043
Certificates of agricultural receivables	32	61	19,374	40,533	23,368	83,368
Agribusiness credit bills (LCA)	642	28,808	7,192	34	33	36,709
Commercial promissory notes	—	—	—	25,069	—	25,069
Federal Public Title	—	—	—	—	15,987	15,987
National treasury notes (NTN)	—	—	135	—	12,838	12,973
Real estate credit bills (LCI)	156	1,268	92	—	—	1,516
Total	1,268,172	4,110,907	3,946,905	8,746,565	5,827,002	23,899,551

	12/31/2023
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Book value
Fair value through other comprehensive income - FVOCI	—	22,176	478,209	4,389,513	9,342,123	14,232,021
Financial treasury bills (LFT)	—	—	135,277	2,478,757	6,598,896	9,212,930
National treasury notes (NTN)	—	—	177,973	1,288,316	2,465,382	3,931,671
National treasury bills (LTN)	—	—	—	415,471	—	415,471
Debentures	—	22,176	19,968	114,986	173,575	330,705
Commercial promissory notes	—	—	144,991	69,166	—	214,157
Certificates of real estate receivables	—	—	—	—	104,270	104,270
Certificates of agricultural receivables	—	—	—	22,817	—	22,817

Amortized cost	44,649	212,869	218,201	16,359	665,413	1,157,491
National treasury notes (NTN)	—	—	—	—	665,413	665,413
Rural product bill	44,649	192,874	205,416	16,359	—	459,298
Debentures	—	19,995	12,785	—	—	32,780

Fair value through profit or loss - FVTPL	368,025	55,104	422,135	218,214	415,122	1,478,600
Financial treasury bills (LFT)	4,065	671	320,737	86,496	8,367	420,336
Investment fund shares	358,332	—	—	—	—	358,332
Debentures	3	5,974	25,383	18,422	231,784	281,566
Certificates of real estate receivables	—	966	2,138	62,714	116,501	182,319
National Treasury Financial Bills (LTN)	939	26,049	21,305	16,935	8,580	73,808
Certificates of agricultural receivables	—	17	3,256	26,999	34,099	64,371
Bank deposit certificates	4,117	14,734	24,215	4,863	7,668	55,597
National treasury notes (NTN)	—	—	19,942	—	7,634	27,576
Agribusiness credit bills (LCA)	450	3,932	4,368	1,445	489	10,684
Commercial promissory notes	—	2,659	—	—	—	2,659
Real estate credit bills (LCI)	119	102	791	340	—	1,352
Total	412,674	290,149	1,118,545	4,624,086	10,422,658	16,868,112

Summary of securities issued

	12/31/2024	12/31/2023
Real estate credit bills	9,182,632	7,898,500
Real estate guaranteed credit bills	337,952	—
Financial Bills	185,017	147,876
Agribusiness credit bills	184,618	48,666
Total	9,890,219	8,095,042